Foreign Exchange Gain (Loss), Net - Schedule of Foreign exchange gain (loss), net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Tax credits	$ 3.4	$ (14.2)	$ (33.7)
Trade accounts receivable and contract assets	41.6	(1.9)	(37.6)
Cash and cash equivalents and financial investments	4.4	2.4	(37.7)
Others	(12.3)	4.0	(24.3)
Total Assets	37.1	(9.7)	(133.3)
Liabilities:
Loans and financing	0.3	3.9	4.9
Advances from customers	0.0	(1.0)	(0.5)
Provisions	(6.5)	12.3	34.7
Taxes and charges payable	(1.4)	4.0	12.8
Other payables	(6.6)	5.9	(33.0)
Suppliers	(1.0)	(2.7)	19.0
Provisions for contingencies	(2.1)	3.2	18.7
Others	5.0	5.5	(0.4)
Total Liabilities	(12.3)	31.1	56.2
Net monetary and foreign exchange variations	24.8	21.4	(77.1)
Derivative financial instruments	3.4	4.1	(2.0)
Foreign exchange gain (loss), net	$ 28.2	$ 25.5	$ (79.1)